SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY
NOTE 17: -    SHAREHOLDERS' EQUITY

a.	General:

All ordinary shares, options, per share data and exercise prices included in these financial statements for all periods presented have been adjusted to reflect the 1-for-2 reverse share split effected on November 19, 2013.

b.	Share capital:

	December 31,
	2017		2016
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
	Number of shares
Ordinary shares of NIS 0.02 par value each	150,000,000	25,750,547	150,000,000	25,480,809

c.	Changes in share capital:

Share capital issued and outstanding:

	Number of shares	NIS par value
Outstanding at January 1, 2016	25,404,362	508,087

Exercise of options	76,447	1,529

Outstanding at December 31, 2016	25,480,809	509,616

Exercise of options	269,738	5,395

Outstanding at December 31, 2017	25,750,547	515,011

d.	Rights attached to shares:

  Voting rights at the general meeting, rights to dividends, rights upon liquidation of the Company and the right to appoint directors of the Company.

e.	Capital management in the Company:

The Company's objectives in managing capital are as follows:

To maintain its ability to ensure the continuity of the business, and thus to generate a return to equity holders, investors and other parties.

The Company manages its capital structure and makes adjustments following changes in economic conditions and the risk-nature of its operations. In order to maintain or to adjust the necessary capital structure, the Company takes various steps, such as raising funds by capital issues.